Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2024
Securities Financing Transactions [Abstract]
Offsetting – Securities Financing Activities	Table 18.1 presents resale and repurchase agreements subject to master repurchase agreements (MRA) and securities borrowing and lending agreements subject to master securities lending agreements (MSLA). Where legally enforceable, these master netting arrangements give the ability, in the event of default by the counterparty, to liquidate securities held as collateral and to offset receivables and payables with the same counterparty. Securities financings with the same counterparty are presented net on our consolidated balance sheet, provided certain criteria are met that permit balance sheet netting. The majority of transactions subject to these agreements do not meet those criteria and thus are not eligible for balance sheet netting.
Securities collateral we pledge is not netted on our consolidated balance sheet against the related liability. Securities collateral we receive is not recognized on our consolidated balance sheet. Collateral pledged or received may be increased or decreased over time to maintain certain contractual thresholds, as the assets underlying each arrangement fluctuate in value. For additional information on collateral pledged and received, see Note 19 (Pledged Assets and Collateral). Generally, these agreements require collateral to exceed the asset or liability recognized on the balance sheet. The following table includes the amount of collateral pledged or received related to exposures subject to enforceable MRAs or MSLAs. While these agreements are typically over-collateralized, the disclosure in this table is limited to the reported amount of such collateral to the amount of the related recognized asset or liability for each counterparty.
In addition to the amounts included in Table 18.1, we also have balance sheet netting related to derivatives that is disclosed in Note 14 (Derivatives).
Table 18.1: Offsetting – Securities Financing Activities

(in millions)	Dec 31, 2024	Dec 31, 2023
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	$159,538	108,785
Gross amounts offset in consolidated balance sheet (1)	(54,208)	(28,402)
Net amounts in consolidated balance sheet (2)	105,330	80,383
Collateral received not recognized in consolidated balance sheet (3)	(104,313)	(79,473)
Net amount (4)	$1,017	910
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized	$149,427	106,060
Gross amounts offset in consolidated balance sheet (1)	(54,208)	(28,402)
Net amounts in consolidated balance sheet (5)	95,219	77,658
Collateral pledged but not netted in consolidated balance sheet (6)	(95,170)	(77,529)
Net amount (4)	$49	129
(1)Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs that have been offset within our consolidated balance sheet.
(2)Included in federal funds sold and securities purchased under resale agreements on our consolidated balance sheet. Excludes $21.8 billion and $20.5 billion classified on our consolidated balance sheet in loans at December 31, 2024 and December 31, 2023, respectively, which relates to resale agreements involving collateral other than securities as part of our commercial lending business activities.
(3)Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized asset due from each counterparty.
(4)Represents the amount of our exposure (assets) or obligation (liabilities) that is not collateralized and/or is not subject to an enforceable MRA or MSLA.
(5)Included in short-term borrowings on our consolidated balance sheet.
(6)Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized liability owed to each counterparty.

Gross Obligations by Underlying Collateral Type and Contractual Maturities of Gross Obligations	Table 18.2 provides the gross amounts recognized on our consolidated balance sheet (before the effects of offsetting) of our liabilities for repurchase and securities lending agreements disaggregated by underlying collateral type.
Table 18.2: Gross Obligations by Underlying Collateral Type

(in millions)	Dec 31, 2024	Dec 31, 2023
Repurchase agreements:
Securities of U.S. Treasury and federal agencies	$70,362	38,742
Securities of U.S. States and political subdivisions	648	579
Federal agency mortgage-backed securities	54,107	48,019
Non-agency mortgage-backed securities	2,397	1,889
Corporate debt securities	10,008	7,925
Asset-backed securities	2,334	2,176
Equity securities	1,584	635
Other	740	541
Total repurchases	142,180	100,506
Securities lending arrangements:
Securities of U.S. Treasury and federal agencies	214	251
Corporate debt securities	1,925	293
Equity securities	5,101	4,965
Other	7	45
Total securities lending	7,247	5,554
Total repurchases and securities lending	$149,427	106,060
Table 18.3 provides the contractual maturities of our gross obligations under repurchase and securities lending agreements. Securities lending is executed under agreements that allow either party to terminate the transaction without notice, while repurchase agreements have a term structure that matures at a point in time. The overnight agreements require an election by both parties to roll the trade, while continuous agreements require an election by either party to terminate the agreement.
Table 18.3: Contractual Maturities of Gross Obligations

(in millions)	Repurchase agreements	Securities lending agreements
December 31, 2024
Overnight/continuous	$79,560	4,096
Up to 30 days	40,318	—
30-90 days	8,909	300
>90 days	13,393	2,851
Total gross obligation	$142,180	7,247
December 31, 2023
Overnight/continuous	$54,810	4,903
Up to 30 days	13,704	—
30-90 days	23,264	200
>90 days	8,728	451
Total gross obligation	$100,506	5,554